Interim Consolidated Statement of Changes in Shareholders’ Equity - EUR (€)	Total	Share capital	Share premium	Retained earnings	Other comprehensive income	Net income (loss)	Ordinary Shares Share capital	Preferred Shares Share capital
Balance at beginning of period (in shares) at Dec. 31, 2023							80,860,563	14,090
Balance at beginning of period at Dec. 31, 2023	€ 51,901,000	€ 4,044,000	€ 384,255,000	€ (329,323,000)	€ 495,000	€ (7,570,000)
Changes in equity [abstract]
Net income (loss)	(24,764,000)					(24,764,000)
Actuarial gains (losses) on defined benefit obligations	116,000				116,000
Foreign currency translation loss	(257,000)				(257,000)
Total comprehensive income (loss)	(24,905,000)				(141,000)	(24,764,000)
Allocation of prior period income (loss)	0			(7,570,000)		7,570,000
Exercise and subscription of equity instruments (in shares)							106,844
Exercise and subscription of equity instruments	93,000	5,000	88,000
Shared-based payment	1,706,000		1,706,000
Balance at end of period (in shares) at Jun. 30, 2024							80,967,407	14,090
Balance at end of period at Jun. 30, 2024	€ 28,796,000	4,049,000	386,049,000	(336,893,000)	354,000	(24,764,000)
Balance at beginning of period (in shares) at Dec. 31, 2024	83,844,411						83,830,336	14,075
Balance at beginning of period at Dec. 31, 2024	€ 8,834,000	4,192,000	390,979,000	(336,893,000)	27,000	(49,471,000)
Changes in equity [abstract]
Net income (loss)	(21,344,000)					(21,344,000)
Actuarial gains (losses) on defined benefit obligations	142,000				142,000
Foreign currency translation loss	1,025,000				1,025,000
Total comprehensive income (loss)	(20,176,000)				1,168,000	(21,344,000)
Allocation of prior period income (loss)	0			(49,471,000)		49,471,000
Exercise and subscription of equity instruments (in shares)							650	(5)
Exercise and subscription of equity instruments	0
Net Capital Increase (in shares)							8,345,387
Net Capital Increase	14,932,000	417,000	14,515,000
Shared-based payment	€ 1,554,000		1,554,000
Balance at end of period (in shares) at Jun. 30, 2025	92,189,798						92,176,373	14,070
Balance at end of period at Jun. 30, 2025	€ 5,144,000	€ 4,609,522	€ 407,048,000	€ (386,364,000)	€ 1,195,000	€ (21,344,000)